Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition
NOTE 3 – REVENUE RECOGNITION
The Company recognized all deferred

revenue related to the connectivity performance

obligations that

were not fully satisfied in previous periods in the amount of $7.1 million and
 $7.8
million for the three and nine months ended September 30, 2021, respectively. The Company does not have material unfulfilled performance obligation balances for contracts with an original length greater than one year in any periods presented. Additionally, the Company does not have material costs related to obtaining a contract with amortization periods greater than one year for any period presented. Th
e

Company applies ASC 606 utilizing the following allowable exemptions or practical expedients:

•	Exemption to not disclose the unfulfilled performance obligation balance for contracts with an original length of one year or less.

•
Practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

•	Election to present revenue net of sales taxes and other similar taxes.

•	Election from recognizing shipping and handling activities as a separate performance obligation.

•
Practical expedient not requiring the entity to adjust the promised amount of consideration for the effects of a significant financing component if the entity expects, at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Contract Balances
Deferred revenue as of September 30, 2021 and December 31, 2020, was $6.8 million and $7.8 million, respectively, and primarily relates to revenue that is recognized over time for

IoT
 Connectivity monthly recurring charges, the changes in balance of which are related to the satisfaction or partial satisfaction of these contracts. The balance also contains a deferral for goods that are in-transit
at period end for which control transfers to the customer upon delivery. All of the December 31, 2020, balance was recognized as revenue during the period ended September 30, 2021.
Disaggregated Revenue Information
The Company views the following disaggregated disclosures as useful to understand the composition of revenue recognized during the respective three-month and nine-month reporting periods:

	Three months ended September 30,		Nine months ended September 30,
(in ‘000)	2021	2020	2021	2020
Connectivity*	$40,738	$37,932	$122,444	$111,583
Hardware Sales	19,221	9,345	40,602	23,276
Hardware Sales - bill-and-hold	229	2,476	3,451	5,908
Deployment services, professional services and other	7,690	5,504	17,422	15,530

Total	$67,878	$55,257	$183,919	$156,297

*	Includes connectivity-related revenue from IoT Connectivity and IoT Solutions
Significant Customer
The Company has one customer representing 28% and 18% of the Company’s total revenue for the three months ending September 30, 2021 and September 30, 2020, respectively, and 21% and 16% of the Company’s total revenue for the nine months ending September 30, 2021, and September 30, 2020, respectively.

NOTE 4 – REVENUE RECOGNITION
Contract Balances
Deferred revenue (current portion) as of December 31, 2020 and December 31, 2019 was $7.8 million and $6.1 million, respectively, and primarily relates to revenue that is recognized over time for
IoT
Connectivity monthly recurring charges, the changes in balance of which are related to the satisfaction or partial satisfaction of these contracts. The balance also contains a deferral for goods that are in-transit
at

period end for which control transfers to the customer upon delivery. Approximately $6.1 million of the December 31, 2019 balance was recognized as revenue during the year ended December 31, 2020.
Disaggregated Revenue Information
The Company views the following disaggregated disclosures as useful to understanding the composition of revenue recognized during the respective reporting periods:

(in ‘000)	December 31, 2020	December 31, 2019
Connectivity*	$152,996	$147,927
Hardware Sales	29,601	8,767
Hardware Sales – bill-and-hold	11,314	960
Deployment services, professional services and other	19,849	11,498

Total	$213,760	$169,152

*	Includes connectivity-related revenue from IoT Connectivity and IoT Solutions
Significant Customer
The Company has one customer representing 16.7% of the Company’s total revenue for the year ending December 31, 2020. No individual customer had revenue greater than 10% of the Company’s total revenue for the year ended December 31, 2019.
The Company has one customer representing 20.1% of the Company’s total accounts receivable as of December 31, 2020. The Company believes it is not exposed to significant risk due to the financial strength of this customer and their historical trend of on-time
payment No individual customer had accounts receivable greater than 10% of the Company’s total accounts receivable balance as of December 31, 2019.